Note 23 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 4,554	$ 4,664
Gross net operating loss not recognized	159	104
Net operating loss carry foward	4,395	4,560
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,482	1,796
Gross capital loss not recognized	1,482	1,796
Net capital loss carry forward	0	0
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	5,546	1,395
Gross net operating loss not recognized	929	926
Net operating loss carry foward	4,617	469
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	69,884	60,891
Gross net operating loss not recognized	50,120	43,003
Net operating loss carry foward	19,764	17,888
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,071	6,483
Gross capital loss not recognized	6,071	6,483
Net capital loss carry forward	$ 0	$ 0